Summary Prospectus

FundX Conservative Upgrader Fund (RELAX)

January 30, 2020

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.upgraderfunds.com/how-invest. You may also obtain this information at no cost by calling 1-866-455-FUND [3863] or by sending an e-mail to issue@fundx.com. The Fund’s Prospectus and Statement of Additional Information, both dated January 30, 2020, are incorporated by reference into this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.fundxfunds.com/literature, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-866-455-FUND [3863], sending an e-mail request to issue@fundx.com, or by enrolling at www.fundxfunds.com. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-866-455-FUND [3863] or send an email request to issue@fundx.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

FundX Conservative Upgrader Fund

Investment Objective
The FundX Conservative Upgrader Fund (“Conservative Fund”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.

FundX Conservative Upgrader Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.35%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.59%
Total Annual Fund Operating Expenses(3)	1.94%

(1)
FundX Investment Group, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Conservative Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Conservative Upgrader Fund to 1.35% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until January 31, 2021. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made within the prior three years if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2021, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)
Additionally, U.S. Bank Global Fund Services rebates a portion of fees from certain Underlying Funds for processing transactions. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.91%.

Example
This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Conservative Upgrader Fund	$197	$609	$1,047	$2,264

Portfolio Turnover
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund’s performance. During the most recent fiscal year, the Conservative Fund’s portfolio turnover rate was 151% of the average value of its portfolio.
Principal Investment Strategies
The Conservative Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”). The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in sync with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in sync with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.
Upgrading

When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative. The Advisor classifies the pool of Underlying Funds into five risk/return categories:
▪
Sector Equity Underlying Funds
▪
Aggressive Equity Underlying Funds
▪
Core Equity Underlying Funds
▪
Total Return Underlying Funds
▪
Bond Underlying Funds

Under normal market conditions, the Conservative Fund may invest in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying Funds may also invest in fixed income securities. Core Equity Underlying Funds allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. The Conservative Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities .

The Conservative Fund may also invest in Total Return and Bond Underlying Funds which are less aggressive. Total Return Underlying Funds may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest-rate risk. Bond Underlying Funds invest in fixed income securities of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Conservative Fund aims to control downside risk by limiting exposure to more volatile areas of the bond market. Investments in Total Return and Bond Underlying Funds are intended to reduce the risk and potential volatility of the Core Equity Underlying Funds, although there can be no assurance that Bond Underlying Funds will be able to moderate risk in this manner. Bond Underlying Funds attempt to cushion stock market volatility.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.
Principal Risks
An investment in the Conservative Fund entails risk. The Conservative Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund. The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Conservative Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Conservative Fund.

•
Foreign Securities Risk – The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer. High-Yield Securities are speculative and issuers of high yield securities may have reduced capacity to repay interest and principal.

•
ETF Trading Risk – Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Conservative Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Conservative Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative Fund invests. Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the Conservative Fund. The bar chart below illustrates how the Conservative Fund’s total returns have varied from year to year. The table below illustrates how the Conservative Fund’s average annual total returns for the 1‑year, 5‑year and 10‑year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Conservative Fund’s performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future. Updated performance is available on the Conservative Fund’s website www.fundxfunds.com.
Effective at the close of business on August 1, 2014, the Conservative Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Conservative Upgrader Fund - RELAX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	3/31/2019	9.23%
Worst Quarter	9/30/2011	-11.91%

Average Annual Total Returns as of December 31, 2019
	1 Year	5 Years	10 Years
FundX Conservative Upgrader Fund – RELAX
Return Before Taxes	18.99%	6.42%	7.37%
Return After Taxes on Distributions	17.32%	4.63%	6.22%
Return After Taxes on Distributions and Sale of Fund Shares	11.74%	4.46%	5.57%
Morningstar Global Market Large-Mid Cap Index* (reflects no deduction for fees, expenses or taxes)	26.49%	8.45%	8.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Balanced Index (60% S&P 500/40% Barclays Aggregate Bond Index)	22.18%	8.37%	9.77%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
*The Morningstar Global Market Large-Mid Cap Index has replaced the S&P 500 Index as the Fund’s primary benchmark. The Advisor believes that the new index is more appropriate given the Fund’s holdings.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after‑tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.

Investment Advisor
FundX Investment Group, LLC is the investment advisor to the Conservative Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2002 (the Fund’s inception)
Martin DeVault	Principal and Portfolio Manager	2002 (the Fund’s inception)
Sean McKeon	Principal and Portfolio Manager	2002 (the Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Conservative Fund shares on any business day by written request via mail (FundX Conservative Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The minimum initial and subsequent investment amounts are shown in the table below.
Minimum Investments

	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Conservative Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Conservative Fund through a broker-dealer or other financial intermediary (such as a bank), the Conservative Fund may pay for account servicing and the Advisor may pay the intermediary for the sale of Conservative Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Conservative Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.